Deposits	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Deposits
Note 10: Deposits

By Maturity
	Demand		Total demand deposits	Term				Total term deposits
December 31, 2022	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Demand or less than $100k¹	3,039,701	6,844,127	9,883,828	32,764	9,814	12,848	11,391	66,817	9,950,645
Term - $100k or more	N/A	N/A	—	2,093,464	447,471	423,737	75,759	3,040,431	3,040,431
Total deposits	3,039,701	6,844,127	9,883,828	2,126,228	457,285	436,585	87,150	3,107,248	12,991,076

	Demand		Total demand deposits	Term				Total term deposits
December 31, 2021	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Demand or less than $100k¹	2,820,609	8,104,668	10,925,277	30,181	8,949	13,094	12,426	64,650	10,989,927
Term - $100k or more	N/A	N/A	—	1,627,330	578,096	589,161	85,709	2,880,296	2,880,296
Total deposits	2,820,609	8,104,668	10,925,277	1,657,511	587,045	602,255	98,135	2,944,946	13,870,223
¹ The weighted-average interest rate on interest-bearing demand deposits as at December 31, 2022 is 0.47% (December 31, 2021: -0.03%).

By Type and Segment	December 31, 2022			December 31, 2021
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda	3,813,274	674,895	4,488,169	3,820,647	690,102	4,510,749
Cayman	3,641,646	651,168	4,292,814	4,087,131	524,918	4,612,049
Channel Islands and the UK	2,428,908	1,781,185	4,210,093	3,017,499	1,729,926	4,747,425
Total deposits	9,883,828	3,107,248	12,991,076	10,925,277	2,944,946	13,870,223